FAIR VALUE DISCLOSURES (DETAILS 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Fair Value Measurements Not Included In Quantitative Information About Level 3 Fair Value Measurements	$ 516
Fair Value Measurements Not Included In Quantitative Information Percentage Of Total Assets Classified As Level 3	29.30%
Fair Value Measurements Not Included In Quantitative Information Percentage Of Total Assets Measured At Fair Value On Recurring Basis	0.40%
Corporate Debt Securities [Member] | Matrix Pricing Model Valuation Technique [Member] | Private Available For Sale Corporate Securities [Member]
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Percentage Of Level 3 Asset Fair Value	26.50%
Fair Value Unabsorvable Inputs	94
Residential Mortgage Backed Securities [Member] | Matrix Pricing Model Valuation Technique [Member]
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Percentage Of Level 3 Asset Fair Value	11.10%
Asset-backed Securities [Member] | Matrix Pricing Model Valuation Technique [Member]
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Percentage Of Level 3 Asset Fair Value	7.10%
Equity Method Investments [Member] | Private Venture Capital Fund Of Fund [Member]
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Fair Value Unabsorvable Inputs	30
Partnership Unfunded Committments	12
Separate Accounts [Member] | Private Real Estate Fund [Member]
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Fair Value Unabsorvable Inputs	194
Separate Accounts [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Fair Value Unabsorvable Inputs	4
Separate Accounts [Member] | Asset-backed Securities [Member]
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Fair Value Unabsorvable Inputs	4
Separate Accounts [Member] | Discounted Cash Flow Valuation Technique [Member] | Other Private Equity Investment [Member]
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Fair Value Unabsorvable Inputs	4
Separate Accounts [Member] | Third Party Appraisal And Discounted Cash Flow Valuation Technique [Member] | Private Equity Funds [Member]
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Fair Value Unabsorvable Inputs	198
Separate Accounts [Member] | Third Party Appraisal Valuation Technique [Member] | Mortgage Loans On Real Estate [Member]
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Fair Value Unabsorvable Inputs	$ 18